Restructuring Costs and Others	12 Months Ended
Sep. 30, 2023
Restructuring Costs and Others [Abstract]
Restructuring costs and others

4.      Restructuring costs and others

Restructuring

Restructuring mainly involves two components of the Company, referred to as “Components” and “Modules”.

In 2023, LeddarTech announced restructuring initiatives driven by a change in the focus of the Company’s operations, now focused on services and products targeted at the ADAS and AD markets. These initiatives, consisting of the reduction of the workforce, have mostly been completed over the fiscal year ending September 30, 2023. In 2023, restructuring costs of $1,756,433 were incurred and paid.

Although our Modules business has been actively commercialized for many months, no potential buyer has been identified and the underlying assets have not shown to be attractive on the current market. There is no Letter of Intention or any other indication that the sale of our Modules business or of any of the underlying asset could be highly probable. Thus, we determined that it is not highly probable that a sale will be completed within the next 12 months.

For the Components business, LeddarTech originally had the intention of selling the business; however, in September 2022, it was determined that Components business would be wound down. All assets related to the Components business were deemed impaired as of September 30, 2022, except for $4.3 million related to one contract under negotiation at that time, which did not culminate in a project and were subsequently deemed impaired in 2023 (note 11).

Other

On June 15, 2023, the Company announced that it was abandoning Modules over the coming months. The Company launched with its customers the last time buy process in June 2023. Following a review of its revenues forecasts for certain programs, a write-down on inventories of $2,299,866 was recognized during the year ended September 30, 2023 on the Consolidated statements of loss, under cost of sales. For the year ended September 30, 2023, an onerous contract loss of $1,365,195 was also recorded under cost of sales (note 13).